Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Equity
Balance at beginning of the year	[1]	€ 7,513,695	€ 7,976,129
Balance at end of the year		8,607,025	7,513,695	[1]
Treasury stock
Equity
Balance at beginning of the year		(152,748)	(162,220)
Balance at end of the year		(134,448)	(152,748)
Treasury stock | Class A, Ordinary shares
Equity
Balance at beginning of the year		89,959
Balance at end of the year			89,959
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year		62,789	72,261
Disposal of shares		(18,300)	(9,472)
Balance at end of the year		€ 44,489	€ 62,789

[1]	Restated figures (Note 2.d)